UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: P.O. Box 64197, Trust Department
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     February 12, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-Name Change                Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $140,461 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     7680   132752 SH       OTHER                   57326    75426        0
AMGEN INC                      COM              031162100      319     6600 SH       SOLE                     3810     2790        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      601    15300 SH       OTHER                    5260    10040        0
BANK OF AMERICA CORPORATION    COM              060505104      275     3950 SH       SOLE                     3850      100        0
BAXTER INTL INC                COM              071813109      235     8400 SH       OTHER                    3900     4500        0
BELLSOUTH CORP                 COM              079860102      503    19461 SH       OTHER                    4064    15397        0
BP PLC                         SPONSORED ADR    055622104      243     5983 SH       OTHER                    4891     1092        0
CARDINAL HEALTH INC            COM              14149Y108     1320    22300 SH       OTHER                    9060    13240        0
CHEVRONTEXACO CORP             COM              166764100     3761    56570 SH       OTHER                   19158    37412        0
CHUBB CORP                     COM              171232101      230     4400 SH       OTHER                    2325     2075        0
CISCO SYS INC                  COM              17275R102     1559   118980 SH       OTHER                   73880    45100        0
CITIGROUP INC                  COM              172967101     2748    78077 SH       OTHER                   44867    33210        0
COCA COLA CO                   COM              191216100      754    17200 SH       OTHER                   11190     6010        0
COLGATE PALMOLIVE CO           COM              194162103     4008    76450 SH       OTHER                   38500    37950        0
COMCAST CORP NEW               CL A SPL         20030N200      569    25200 SH       OTHER                   11500    13700        0
CONOCOPHILLIPS                 COM              20825C104      228     4716 SH       OTHER                    2056     2660        0
DELL COMPUTER CORP             COM              247025109      880    32900 SH       OTHER                    7920    24980        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1344    31700 SH       OTHER                   13200    18500        0
E M C CORP MASS                COM              268648102       86    13950 SH       OTHER                   13950        0        0
EXELON CORP                    COM              30161N101     1975    37422 SH       OTHER                   26890    10532        0
EXXON MOBIL CORP               COM              30231G102     7503   214750 SH       OTHER                  115748    99002        0
FEDERAL NATL MTG ASSN          COM              313586109     2721    42300 SH       OTHER                   16320    25980        0
GENERAL ELEC CO                COM              369604103     8243   338503 SH       OTHER                  169193   169310        0
HARLEY DAVIDSON INC            COM              412822108      647    14000 SH       OTHER                    3650    10350        0
HARLEYSVILLE NATL CORP PA      COM              412850109     3988   150335 SH       OTHER                   69212    81123        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      255    11663 SH       OTHER                    6597     5066        0
ILLINOIS TOOL WKS INC          COM              452308109     3422    52760 SH       OTHER                   16050    36710        0
INTEL CORP                     COM              458140100     3111   199790 SH       OTHER                   98520   101270        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     4522    58350 SH       OTHER                   23960    34390        0
INTL PAPER CO                  COM              460146103      747    21350 SH       OTHER                    9300    12050        0
JOHNSON & JOHNSON              COM              478160104     9817   182773 SH       OTHER                   76488   106285        0
JOHNSON CTLS INC               COM              478366107     1319    16450 SH       OTHER                    7530     8920        0
KOHLS CORP                     COM              500255104      940    16800 SH       OTHER                    5025    11775        0
MARATHON OIL CORP              COM              565849106      234    11000 SH       OTHER                   11000        0        0
MBNA CORP                      COM              55262L100     1206    63420 SH       OTHER                   19450    43970        0
MCGRAW HILL COS INC            COM              580645109     3785    62620 SH       OTHER                   22820    39800        0
MEDTRONIC INC                  COM              585055106      725    15900 SH       SOLE                     6990     8910        0
MELLON FINL CORP               COM              58551A108      257     9852 SH       OTHER                    5152     4700        0
MERCK & CO INC                 COM              589331107     7252   128104 SH       OTHER                   66278    61826        0
MICROSOFT CORP                 COM              594918104     7381   142760 SH       OTHER                   60180    82580        0
MORGAN STANLEY                 COM NEW          617446448     3237    81075 SH       OTHER                   37225    43850        0
NATIONAL PENN BANCSHARES INC   COM              637138108      311    11700 SH       SOLE                      400    11300        0
NOKIA CORP                     SPONSORED ADR    654902204      988    63750 SH       OTHER                   28950    34800        0
NORFOLK SOUTHERN CORP          COM              655844108      240    12000 SH       SOLE                    12000        0        0
PEPSICO INC                    COM              713448108     1765    41800 SH       OTHER                   15960    25840        0
PFIZER INC                     COM              717081103     2689    87950 SH       OTHER                   37141    50809        0
PNC FINL SVCS GROUP INC        COM              693475105      723    17249 SH       OTHER                    9947     7302        0
PPG INDS INC                   COM              693506107      281     5600 SH       OTHER                    5600        0        0
PPL CORP                       COM              69351T106     3769   108682 SH       OTHER                   76723    31959        0
PROCTER & GAMBLE CO            COM              742718109     5218    60712 SH       OTHER                   20431    40281        0
PROGRESS FINL CORP             COM              743266108      917    79000 SH       SOLE                     7800    71200        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106      860    26796 SH       OTHER                   26096      700        0
ROYAL BANCSHARES PA INC        CL A             780081105      238    11103 SH       SOLE                    11103        0        0
SBC COMMUNICATIONS INC         COM              78387G103     2567    94697 SH       OTHER                   23661    71036        0
SCHLUMBERGER LTD               COM              806857108      469    11140 SH       OTHER                    3430     7710        0
UNION PAC CORP                 COM              907818108      956    15975 SH       OTHER                    5050    10925        0
VERIZON COMMUNICATIONS         COM              92343V104     3681    94982 SH       OTHER                   37703    57279        0
WACHOVIA CORP 2ND NEW          COM              929903102     6247   171436 SH       OTHER                   36294   135142        0
WAL MART STORES INC            COM              931142103     6538   129440 SH       OTHER                   62400    67040        0
WALGREEN CO                    COM              931422109      570    19525 SH       OTHER                   10845     8680        0
WELLS FARGO & CO NEW           COM              949746101      804    17150 SH       OTHER                    5860    11290        0